Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2013
Provision for credit losses
in	2Q13	1Q13	2Q12	6M13	6M12
Provision for credit losses (CHF million)
Provision for loan losses	49	20	24	69	51
Provision for lending-related and other exposures	2	2	1	4	8
Provision for credit losses	51	22	25	73	59